Stock-Based Compensation -2016 Stock Option Plan (Details) - shares	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2019	Jan. 01, 2019
Weighted average assumptions
Total common stock reserved for future issuance	25,024,858	25,197,113		23,321,109
Stock Option Plan 2016
Weighted average assumptions
Number of shares authorized			5,634,251		4,018,185
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares, Period Increase (Decrease)	5,634,251
Total common stock reserved for future issuance	496,542	290,885		137,654